ORGANIZATION AND NATURE OF OPERATIONS (Details) (CNY)	12 Months Ended				0 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Maximum [Member]	Oct. 01, 2011 Motel 168 [Member]	Oct. 01, 2011 Motel 168 [Member] Ordinary Shares [Member]	Dec. 31, 2013 Home Inns & Hotels Management Inc. [Member]	Apr. 30, 2002 Home Inns Beijing [Member] Home Inns HK [Member]	Apr. 30, 2002 Home Inns Beijing [Member] BTG [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Incorporation date						May 30, 2006
Percentage of owned equity interest by Home Inns HK							55.00%
Percentage of owned equity interest by BTG								45.00%
Percentage of equity interest acquired				100.00%
Total consideration				2,869,045,000
Cash consideration				2,201,731,000
Share consideration, value					667,314,000
Share consideration, number of ordinary shares					8,149,616
Lease payment term, rental holiday		3 months	6 months
Lease payment term, fixed rent term		3 years	5 years
Lease payment term, interval between rent increase		3 years	5 years
Term of franchise agreement	5 years	5 years	8 years